Employee benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee benefits
31. Employee benefits
The following table presents a breakdown of employee benefits.

	At December 31,
(€ thousands)	2025	2024
Italian leaving indemnities (TFR)	9,563	10,224
Other leaving indemnities	11,660	11,727
Post-employment benefits	7,046	7,866
Other long-term employee benefits	937	953
Termination benefits	894	783
Total defined benefit obligations	30,100	31,553
Other long-term payables to employees	—	3,392
Total employee benefits	30,100	34,945
Defined benefit obligations
The following table presents the changes in defined benefit obligations.

(€ thousands)	2025	2024
At January 1,	31,553	29,645
Changes through statement of profit and loss	5,109	6,631
- of which: Service cost	4,241	5,518
-of which: Financial charges	868	1,113
Changes through statement of comprehensive income and loss	(1,237)	(400)
- of which: Actuarial loss/(gain)	41	(668)
- of which: Translation differences	(1,278)	268
Benefits paid	(5,325)	(5,254)
Business Combination	—	931
At December 31,	30,100	31,553
Italian leaving indemnities relate to the Italian employee severance indemnity (“TFR,”) obligation required under Italian Law and other leaving indemnities primarily relate to leaving indemnities relating to the Group’s subsidiaries in Spain and China.
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2025			At December 31, 2024
	Italy	Spain	China	Italy	Spain	China
Discount rate	2.90% / 3.60%	3.20% / 3.40%	1.80% / 1.90%	2.70% / 3.20%	3.00% / 3.20%	2.00% / 2.10%
Inflation rate	1.70% / 2.00%	2.00%	1.50% / 6.50%	1.80% / 2.00%	2.00%	1.50% / 9.00%
Turn-over rate	1.00% / 10.00%	4.50% / 5.00%	2.00% / 7.00%	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%
In determining the defined benefit obligations of the Group’s Italian companies, the Group used the Italian National Institute of Statistics (“ISTAT”) benchmark for the estimated mortality rates in Italy, broken down by age and gender, while for defined benefit obligations of the Group’s non-Italian companies, the Group used the standard mortality rate benchmark for each individual country, broken down by age and gender. Estimated annual staff turnover rates have been calculated based on the individual companies’ data.
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

	At December 31, 2025				At December 31, 2024
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
(€ thousands)	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(757)	807	(117)	125	(855)	916	(141)	153
Inflation rate	687	(652)	115	(108)	805	(762)	147	(137)
Turn-over rate	2,314	(4,037)	345	(655)	2,684	(4,075)	469	(735)
The average duration of the defined benefit obligations for the Italian TFR at the end of the reporting period was 7.2 years (2024: 7.9 years), for leaving indemnities in China was 8.5 years (2024: 9.7 years) and for leaving indemnities in Spain was 7.4 years (2024: 10.2 years).
Post-employment benefits at December 31, 2025 and 2024 primarily relate to the Group’s Chairman and CEO.